Dec. 10, 2021
Nationwide Nasdaq-100® Risk-Managed Income ETF
Nationwide Nasdaq-100® Risk-Managed Income ETF
NATIONWIDE RISK-MANAGED INCOME ETF (NUSI)
(the “Fund”)

November 17, 2021

Supplement to the Summary Prospectus,
Prospectus, and Statement of Additional Information,
each dated December 14, 2020
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IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
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Effective December 10, 2021, the name of the Fund will change as follows:

	Current	New (effective December 10, 2021)
Fund Name	Nationwide Risk-Managed Income ETF	Nationwide Nasdaq-100® Risk-Managed Income ETF

As a result of the change to the Fund’s name, effective December 10, 2021, the Fund will adopt the following non-fundamental policy:
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities, or derivative instruments linked to securities, of companies that are included in the Nasdaq-100 Index.

Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.